[GRAPHIC OMITTED]
November 13, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:      Allstate Financial Advisors Separate Account I ("Registrant")
         Allstate Life Insurance Company ("Depositor")
         Post-Effective Amendment No. 10 to Form N-4 Registration Statement
         (File Nos. 333-141909 and 811-09327; CIK No.  1085612)

Commissioners:

On behalf of the above-named Registrant, filed herewith is one electronically formatted copy of the above-referenced Post-Effective Amendment No. 10 to the Registration Statement ("Registration Statement")
pursuant to Rule 485(a) under the Securities Act of 1933 ("Securities Act").

                                             1. Registration Statement

Registrant is filing the Registration Statement for the purpose of including a Prospectus Supplement. The
Supplement describes the offering of a "90 percent cap" to those participating in TrueAccumulation - Highest
Daily.  For no additional fee, such annuity owners can elect the 90 percent cap that operates to prevent the transfer formula inherent in the benefit from transferring Account Value into the bond fund sub-account used with the benefit if 90 percent of Account Value or more is allocated to the bond portfolio.  The 90 percent cap is an option that participants in TrueAccumulation - Highest Daily may either choose or decline.

The Prospectus Supplement also includes a restatement of the fee table relating to TrueAccumulation - Highest
Daily to clarify that the charge shown is both the current and maximum charge.

The disclosure in the Prospectus Supplement is substantially similar to the corresponding disclosure in Section F and Section H of the prospectus supplement filed on October 22, 2009 by Pruco Life Flexible Premium Variable
Annuity Account of Pruco Life Insurance Company, File No. 333-130989.  The only difference is that
"TrueAccumulation - Highest Daily" is marketed under the name "Highest Daily GRO" by Pruco Life Insurance Company.

                                       2. Financial Statements and Exhibits

All financial statements, exhibits, and other required disclosure not included in this Post-Effective Amendment
No. 10 will be included in Post-Effective Amendment No. 11 to be filed pursuant to Rule 485(b) under the
Securities Act in order to respond to Staff comments.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filings, and that Staff comments, or our changes to disclosure in response to Staff comments, do not foreclose the
Commission from taking any action with respect to the filings.  In addition, the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We appreciate your review of the Registration Statement. If you have any questions, please do not hesitate to call me at 847/402-5745.  My fax number is 847-402-3781  Thank you.

Very truly yours,

/s/ JOCELYN LIU
----------------------------
Jocelyn Liu

Enclosure

cc:      Thomas S. Clark, Esq.
         Prudential Financial